Financial Instruments (Schedule Of Amounts Included In Earnings And Other Comprehensive Income) (Details) lb in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2015 USD ($) lb	Sep. 30, 2014 USD ($)	Sep. 30, 2013 USD ($)
Financial Instruments [Line Items]
Notional value of foreign currency hedge positions	$ 1,600
Gain (Loss) to earnings	(22)	$ (5)	$ 4
Gain (Loss) to other comprehensive income	(104)	(1)	(18)
Foreign currency [Member] | Other deductions, net [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	$ 14	(3)	(5)
Copper and aluminum [Member]
Financial Instruments [Line Items]
Weight of copper and aluminum for commodity hedges, in pounds | lb	71
Derivative, amount of aluminum and copper hedged	$ 174
Cash Flow Hedging [Member] | Commodity [Member] | Cost of sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(24)	(12)	(15)
Cash Flow Hedging [Member] | Foreign currency [Member] | Sales, cost of sales [Member]
Financial Instruments [Line Items]
Gain (Loss) to earnings	(12)	10	24
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Commodity [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	(43)	(16)	(22)
Other Comprehensive Income (Loss) [Member] | Cash Flow Hedging [Member] | Foreign currency [Member]
Financial Instruments [Line Items]
Gain (Loss) to other comprehensive income	$ (61)	$ 15	$ 4